Note Receivable (Details) - USD ($)			3 Months Ended	9 Months Ended	12 Months Ended
	Jan. 29, 2019	Oct. 31, 2018	Feb. 28, 2019	Feb. 28, 2018	May 31, 2018	May 31, 2015	May 31, 2017
Note Receivable (Details) [Line Items]
Note Receivable, Interest Rate, Stated Percentage		6.00%
Financing Receivable, after Allowance for Credit Loss, Current		$ 5,000,000
Note Receviable, Interest Rate		6.00%
Note Receivbale, Number of Installments		8
Interest Income, Operating			$ 73,973	$ 98,631
Interest Receivable, Current			99,618		$ 0		$ 0
Notes Receivable [Member] | Affiliated Entity [Member]
Note Receivable (Details) [Line Items]
Financing Receivable, before Allowance for Credit Loss						$ 500,000
Note Receivable, Interest Rate, Stated Percentage						12.00%
Asset Impairment Charges						$ 500,000
Proceeds from Collection of Notes Receivable					50,000
Financing Receivable, after Allowance for Credit Loss			0		$ 0		$ 0
Allowance for Doubtful Other Receivables, Current			450,000
IGH Note [Member]
Note Receivable (Details) [Line Items]
Financing Receivable, after Allowance for Credit Loss, Current			5,000,000
Interest Receivable, Current			96,631
CannAssist LLC [Member] | Notes Receivable [Member] | Line of Credit [Member]
Note Receivable (Details) [Line Items]
Financing Receivable, before Allowance for Credit Loss	$ 500,000
Note Receivable, Interest Rate, Stated Percentage	8.00%
Financing Receivable, Maximum Unconditional Drawing Amount	$ 150,000
Financing Receivable, after Allowance for Credit Loss, Noncurrent			150,000
Interest Receivable, Noncurrent			$ 987